Principal accounting policies (Basis of preparation) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Principal accounting policies [abstract]
Net current liabilities	¥ 76,407	¥ 107,413
Expected operating cash flows and the undrawn available banking facilities	¥ 268,800